Goodwill - Summary of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Balance at December 31, 2020	¥ 145,063,857		¥ 148,657,971	$ 21,553,380	¥ 148,657,971	$ 23,327,680	$ 22,232,009
Goodwill acquired	3,594,114	$ 563,995
Balance at December 31, 2021	145,063,857		148,657,971	21,553,380	148,657,971	23,327,680	22,232,009
Balance at December 31, 2022	¥ 145,063,857		¥ 148,657,971	$ 21,553,380	¥ 148,657,971	$ 23,327,680	$ 22,232,009